INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES
INCOME TAXES

(10)          INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

On March 16, 2007, the National People’s Congress passed the new Enterprise Income Tax Law (“new EIT Law”) which statutory income tax rate is 25% effective from January 1, 2008. According to the new EIT Law, entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Testing received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Testing to the preferential income tax rate of 15% effective retroactively from January 1, 2008 to December 31, 2010. As of March 31, 2011, ATA Testing’s applicable income tax rate from January 1, 2011 onwards was 25%. In October 2011, ATA Testing received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. ATA Testing’s applicable income tax rate from January 1, 2014 onwards is 25%.

In December 2009, ATA Learning, ATA Online and Beijing JDX received approvals from the tax authorities that they qualified as HNTEs. The certificates entitled them to the preferential income tax rate of 15% effectively retroactively from January 1, 2009 to December 31, 2011. ATA Learning, ATA Online and Beijing JDX are subject to income tax at 25% from calendar year 2012 onwards unless they can requalify as HNTEs.

The new EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of March 31, 2012, the Company has not provided for income taxes on earnings of RMB 106,942,884 generated by its PRC consolidated entities since January 1, 2008 as the Company plans to reinvest these earnings indefinitely in the PRC. As of March 31, 2012, the unrecognized deferred income tax liability related to these earnings was RMB 10,694,288.

The earnings (loss) before income taxes were generated in the following jurisdictions:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(20,124,920)	(11,433,911)	(15,598,329)
PRC	(9,482,925)	34,500,214	85,778,881
Earnings (loss) before income taxes	(29,607,845)	23,066,303	70,180,552

Income tax expense (benefit) recognized in the consolidated statements of operations consists of the following:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
PRC
Current	6,030,052	7,203,811	13,189,414
Deferred	(287,906)	(3,891,524)	1,149,668
Total income tax expense	5,742,146	3,312,287	14,339,082

The actual income tax expense reported in the consolidated statements of operations differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended March 31, 2010, 2011 and 2012 to earnings (loss) before income taxes due to the following:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Computed “expected” income tax expense (benefit)	(7,401,961)	5,766,576	17,545,138
Increase (decrease) in valuation allowance	3,717,333	(1,379,408)	(2,035,788)
Preferential income tax rate	(4,171,783)	(4,486,178)	(8,301,350)
Entities not subject to income tax	2,907,301	1,695,485	833,483
Non-deductible expenses
Entertainment	675,360	1,308,601	1,344,639
Share-based compensation	1,873,929	1,162,993	3,066,099
Advertising	397,341	—	—
Bad debt loss	6,478,275	—	47,296
Tax exempt income	(1,790)	—	—
Changes in tax rates	1,227,604	—	2,032,901
Tax rate differential	—	(1,503,124)	(53,254)
Prior year tax return true up	—	450,139	—
Other	40,537	297,203	(140,082)
Actual income tax expense	5,742,146	3,312,287	14,339,082

The applicable PRC statutory tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows.

	March 31,
	2011	2012
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	3,753,133	479,411
Property and equipment, net	1,745,019	1,859,136
Allowance for doubtful accounts	802,700	912,399
Write-down of inventories	599,145	579,644
Accrued expenses and other payables	4,197,747	4,021,629
Total gross deferred income tax assets	11,097,744	7,852,219
Less: valuation allowance	(3,693,312)	(1,657,524)
Net deferred income tax assets	7,404,432	6,194,695
Deferred income tax liabilities:
Intangible assets acquired in JDX acquisition:
Testing service technology	41,111	—
Customer relationships	260,452	241,494
Total gross deferred income tax liabilities	301,563	241,494
Net deferred income tax assets	7,102,869	5,953,201

	March 31,
	2011	2012
	RMB	RMB
Current deferred income tax assets, included in prepaid expenses and other current assets	5,494,322	4,233,996
Non-current deferred income tax assets, included in other assets	1,721,394	1,859,136
Non-current deferred income tax liabilities	(112,847)	(139,931)
Net deferred income tax assets	7,102,869	5,953,201

The increase (decrease) in the valuation allowance for the years ended March 31, 2010, 2011 and 2012 were RMB3,717,333, RMB(1,379,408) and RMB(2,035,788), respectively. As of March 31, 2012, the valuation allowance of RMB1,657,524 was mainly related to the deferred income tax assets of entities at cumulative losses. As of March 31, 2012, management believes it is more likely than not that the Group will realize the deferred income tax assets, net of the valuation allowance. The amount of the deferred income tax assets, however, considered realizable as of March 31, 2012 could be reduced in the near term if estimates of future taxable income are reduced.

As of March 31, 2012, the Group has net tax loss carry forwards for PRC income tax purpose of RMB 1,917,644, if unused, will be expired by December 31, 2015.

For the years ended March 31, 2010, 2011 and 2012, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning in 2007.